THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)


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                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
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                                TABLE OF CONTENTS
                                -----------------


INVESTMENT AND PERFORMANCE SUMMARY ..............   2

INVESTMENT AND RISK INFORMATION .................   5

MANAGEMENT OF THE FUND ..........................   7

PURCHASE OF SHARES ..............................   8

REDEMPTION OF SHARES ............................   9

EXCHANGE OF SHARES ..............................  10

PRICING OF FUND SHARES ..........................  11

DIVIDENDS AND DISTRIBUTIONS .....................  11

TAX INFORMATION .................................  12

MAILINGS TO SHAREHOLDERS ........................  12

FINANCIAL HIGHLIGHTS ............................  13


THE
GABELLI
BLUE CHIP
VALUE
FUND



CLASS AAA SHARES

PROSPECTUS


MAY 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                        INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli Blue Chip Value Fund (the "Fund") seeks to provide long-term growth of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund will primarily invest in common stocks of large, well known, widely-held companies that have a market capitalization of greater than $5 billion and which are temporarily out of favor. Companies of this general type are referred to as "Blue Chip Value" companies. Blue Chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, ample liquidity and easy access to credit. Value companies are generally considered to be those that are temporarily out of favor but have a good intermediate or longer term outlook. The Fund focuses on those Blue Chip Value companies which the Fund's portfolio manager of the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser") believes are undervalued and have the potential to achieve significant capital appreciation. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer's securities, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared to growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o you are a long-term investor
     o you seek growth of capital
     o you believe that the market will favor value over growth stocks over the long term
     o you wish to include a value strategy as a portion of your overall investments

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o you are conservative in your investment approach
     o you seek a high level of current income
     o you seek stability of principal more than growth of capital

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2

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PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                        THE GABELLI BLUE CHIP VALUE FUND

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTION OF DATA POINTS USED IN PRINTED GRAPHIC

                                2000    11.08%
                                2001   -11.77%
                                2002   -31.65%


During the period shown in the bar chart, the highest return for a quarter was 19.6% (quarter ended December 31, 2002) and the lowest return for a quarter was (25.2)% (quarter ended March 31, 2002).

                AVERAGE ANNUAL TOTAL RETURNS                                     SINCE AUGUST 26,
          (FOR THE PERIODS ENDED DECEMBER 31, 2002)         PAST ONE YEAR              1999*
         -------------------------------------------       ---------------     -------------------
The Gabelli Blue Chip Value Fund Class AAA Shares:
    Return Before Taxes ..................................       (31.65)%               (6.82)%
    Return After Taxes on Distributions ..................       (31.65)%               (7.64)%
    Return After Taxes on Distributions
        and Sale of Fund Shares ..........................       (25.32)%               (5.61)%
S&P(R)500 Composite Stock Price Index** ..................       (22.09)%              (10.25)%
The Lipper Large Cap Value Fund Average *** ..............       (19.95)%               (6.79)%

-----------------------------
*    From August 26, 1999, the date that the Fund commenced investment operations.
**   The S&P(R) 500 Composite  Stock Price Index is a widely  recognized,  unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.
***  The Lipper  Large Cap Value Fund  Average  reflects  the average  performance  of mutual  funds classified  in this  particular  category.  The figures do not reflect any  deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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                                                                               3
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FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


ANNUAL FUND OPERATING  EXPENSES (expenses that are deducted from Fund assets):
  Management Fees ................................................    1.00%
  Distribution and Service (Rule 12b-1) Fees(1) ..................    0.25%
  Other Expenses .................................................    0.69%
                                                                     -----
Total Annual Fund Operating Expenses(2) ..........................    1.94%
                                                                     =====
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(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(2) The Adviser contractually has agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00% for the Class AAA Shares. The fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2003. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% on an annualized basis for the Class AAA Shares.

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR         3 YEARS        5 YEARS      10 YEARS
           --------        -------        -------      --------
             $197           $609          $1,047        $2,264


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                         INVESTMENT AND RISK INFORMATION


The Fund's primary investment objective is to seek long-term growth of capital, and investments will be made based on the portfolio manager's perception of their potential for capital appreciation. Current income is a secondary objective of the Fund. The investment objective of the Fund may not be changed without shareholder approval.

Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of Blue Chip companies which the portfolio manager believes are undervalued and have the potential to achieve significant capital appreciation.


Undervaluation of the stock of an established company with good intermediate and longer-term fundamentals can result from a variety of factors, such as a lack of investor recognition of:

      o  the underlying value of a company's fixed assets,
      o  the value of a consumer or commercial franchise,
      o  changes in the economic or financial environment affecting the company,
      o  new, improved or unique products or services,
      o  new or rapidly expanding markets,
      o technological developments or advancements affecting the company or its products, or
      o changes in governmental regulations, political climate or competitive conditions.

Additionally, undervaluation may result from:

      o poor management decisions which result in a low return on the company's assets,
      o  short-term earnings problems, or
      o a difficult near-term operating or economic environment affecting the company's business.

The actual events that may lead to a significant increase in the value of a company's securities include:

      o the company's return to or improvement in profitability or positive cash flow,
      o  the company improving the management of its brands or products,
      o  re-establishment of the credibility and reputation of the company,
      o  a change in the company's management or management policies,
      o  a merger or reorganization or recapitalization of the company,
      o  a sale of a division of the company,
      o  a tender offer (an offer to purchase investors' shares), or
      o the spin-off to shareholders of a subsidiary, division or other substantial assets.


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In general, the portfolio manager seeks to take advantage of investors' tendency
to   overemphasize   near-term  events  by  investing  in  companies  which  are
temporarily   undervalued  and  which  may  return  to  a  significantly  higher valuation. In selecting investments, the Adviser will consider factors such as the market price of the issuer's securities, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments which lose their perceived value relative to other investments in the judgement of the portfolio manager.


The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund's secondary objective is to achieve current income by investing in dividend-paying common stocks. The value of common stocks will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

The Fund may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. Government and its agencies or instrumentalities or high quality short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.


The Fund may also engage in other investment practices in order to achieve its investment objective. These are briefly discussed in the Statement of Additional Information which may be obtained by calling 800-GABELLI (800-422-3554) or your broker.


Investing in the Fund involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer companies particular circumstances. Rapid turnover of investments could result in higher transaction expenses and lower after-tax return.


      o FUND AND MANAGEMENT RISK. The Fund invests in stocks issued by companies that have a market capitalization of greater than $5 billion and which are believed by the portfolio manager to be undervalued and have the potential to achieve significant capital appreciation. The Fund's performance may be poorer than that of funds that invest in other types of securities. If the portfolio manager is incorrect in her assessment of the values of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.


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6
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                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program and manages the Fund's operations under the general supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc., a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2002, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets.

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2003.


In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.00%.


THE PORTFOLIO MANAGER. Ms. Barbara G. Marcin is primarily responsible for the day-to-day investment management of the Fund's investments. Ms. Marcin has been a Vice President with the Adviser since June 1999. Ms. Marcin served as the head of value investments at Citibank Global Asset Management, managing mid- and large-cap equity securities in value-style mutual funds and in separate accounts from 1993 until June 1999.

RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares. The Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of Fund assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


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                                                                               7
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                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Fund through the Fund's transfer agent or through registered broker-dealers that have entered into selling agreements with the Distributor.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Blue Chip Value Fund" to:

         BY MAIL                                    BY PERSONAL DELIVERY
         -------                                    --------------------
         THE GABELLI FUNDS                          THE GABELLI FUNDS
         P.O. BOX 8308                              C/O BFDS
         BOSTON, MA 02266-8308                      66 BROOKS DRIVE
                                                    BRAINTREE, MA 02184


You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                      RE: THE GABELLI BLUE CHIP VALUE FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its Class AAA Shares at the net asset value next determined after the Fund receives your completed subscription order form, but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


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8

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AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan.
There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.


                              REDEMPTION OF SHARES


You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.


      o  BY LETTER.  You may mail a letter  requesting  redemption of shares to:
         THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. You may redeem your shares in an account directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United
         States) or visiting our website at www.gabelli.com, subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE OR THE INTERNET. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as State Street or the Fund takes reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares").


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                                                                               9

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         1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

         2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.


AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

The Fund may pay your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES


You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.

In effecting an exchange:

         o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

         o if you are exchanging to a fund with a higher sales charge, you must pay the difference at the time of exchange.

         o  you may realize a taxable gain or loss.

         o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com, to obtain the prospectus.


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a registered broker-dealer.



      o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

      o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The Fund uses market quotations in valuing its portfolio securities. Investments that mature in 60 days or less are valued at amortized cost, which the Trustees believe represents fair value. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the next calculation of net asset value per share after the purchase or redemption order is received in proper form.


                           DIVIDENDS AND DISTRIBUTIONS


The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 TAX INFORMATION

The Fund expects that distributions will consist primarily of net investment income and net capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.


                            MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.



--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund since it began. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.

                        THE GABELLI BLUE CHIP VALUE FUND

Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended December 31, PERIOD ENDED DECEMBER 31,


                                                                                                      PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                             2002           2001          2000            1999+
                                                          ----------     ----------     ----------      ----------
OPERATING PERFORMANCE:
  Net asset value, beginning of period .................    $ 10.71        $ 12.17       $ 11.65         $ 10.00
                                                            -------        -------       -------         -------
  Net investment loss ..................................      (0.03)         (0.05)        (0.02)          (0.01)
  Net realized and unrealized gain
    (loss) on investments ..............................      (3.36)         (1.38)         1.31            1.79
                                                            -------        -------       -------         -------
  Total from investment operations .....................      (3.39)         (1.43)         1.29            1.78
                                                            -------        -------       -------         -------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments .....................         --          (0.03)        (0.77)          (0.11)
  In excess of net realized gain on investments ........         --             --            --           (0.02)
                                                            -------        -------       -------         -------
  Total distributions ..................................         --          (0.03)        (0.77)          (0.13)
                                                            -------        -------       -------         -------
  NET ASSET VALUE, END OF PERIOD .......................    $  7.32        $ 10.71       $ 12.17         $ 11.65
                                                            =======        =======       =======         =======
  Total return++ .......................................    (31.7)%        (11.8)%         11.1%           17.8%
                                                            =======        =======       =======         =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .................    $23,912        $42,403       $25,692         $ 7,228
  Ratio of net investment loss to average net assets ...    (0.40)%        (0.36)%       (0.29)%         (0.50)%(a)
  Ratio of operating expenses to average net assets
    before reimbursements (b) ..........................      1.94%          1.75%         2.25%           4.86%(a)
  Ratio of operating expenses to average net assets
    net of reimbursement ...............................      1.94%          1.75%         2.00%           2.00%(a)
  Portfolio turnover rate ..............................        94%            92%          107%             71%

--------------------------------
+    From commencement of investment operations on August 26, 1999 through December 31, 1999.
++   Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends.
     Total return for the period of less than one year is not annualized.
(a)  Annualized.
(b)  During the periods ended December 31, 2000 and 1999, the Adviser  reimbursed  certain expenses.
     If such expense  reimbursement had not occurred the ratio of operating  expenses to average net assets would have been as shown. Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser  $34,909 during 2001,  representing  previous  reimbursed  expenses from the
     Adviser. During the period ended December 31, 2001, had such payment not been made, the expense ratio would have been 1.68%.

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                                                                              13

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                       THIS PAGE LEFT BLANK INTENTIONALLY

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14

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                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?


The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.


WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
                        THE GABELLI BLUE CHIP VALUE FUND

                                CLASS AAA SHARES

================================================================================
FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS


The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
  You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:


                        The Gabelli Blue Chip Value Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


     o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by calling 202-942-8090.

     o Free from the EDGAR Database on the Commission's website at www.sec.gov.


Investment Company Act File No. 811-09377

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                             EMAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------




                                TABLE OF CONTENTS
                                -----------------


INVESTMENT AND PERFORMANCE SUMMARY ..............   2

INVESTMENT AND RISK INFORMATION .................   5

MANAGEMENT OF THE FUND ..........................   6

CLASSES OF SHARES ...............................   7

PURCHASE OF SHARES ..............................  11

REDEMPTION OF SHARES ............................  12

EXCHANGE OF SHARES ..............................  13

PRICING OF FUND SHARES ..........................  14

DIVIDENDS AND DISTRIBUTIONS .....................  14

TAX INFORMATION .................................  14

MAILINGS TO SHAREHOLDERS ........................  15

FINANCIAL HIGHLIGHTS ............................  15



THE
GABELLI
BLUE CHIP
VALUE
FUND


CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

PROSPECTUS


MAY 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                       INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli Blue Chip Value Fund (the "Fund") seeks to provide long-term growth of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund will primarily invest in common stocks of large, well known, widely-held companies that have a market capitalization of greater than $5 billion and which are temporarily out of favor. Companies of this general type are referred to as "Blue Chip Value" companies. Blue Chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, ample liquidity and easy access to credit. Value companies are generally considered to be those that are temporarily out of favor but have a good intermediate or longer term outlook. The Fund focuses on those Blue Chip Value companies which the Fund's portfolio manager of the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser") believes are undervalued and have the potential to achieve significant capital appreciation. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer's securities, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared to growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions.

WHO MAY WANT TO INVEST:

YOU MAY WANT TO INVEST IN THE FUND IF:

     o you are a long-term investor
     o you seek growth of capital
     o you believe that the market will favor value over growth stocks over the long term
     o you wish to include a value strategy as a portion of your overall investments

YOU  MAY NOT WANT TO  INVEST  IN THE FUND  IF:

     o you are conservative in your investment approach
     o you seek a high level of current income
     o you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund began in 1999), and by showing how the Fund's average annual returns for one year and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.

                        THE GABELLI BLUE CHIP VALUE FUND*

                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


                                2000    11.08%
                                2001   -11.77%
                                2002   -31.65%


-----------------------
* The bar chart above shows the total returns for Class AAA Shares (not including sales load). The Class A, Class B and Class C Shares are new classes of the Fund for which performance is not yet available. The Class AAA Shares of the Fund are offered in a separate prospectus. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.


Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 19.6% (quarter ended December 31, 2002) and the lowest return for a quarter was (25.2%) (quarter ended September 30, 2002).

           AVERAGE ANNUAL TOTAL RETURNS                                        SINCE AUGUST 26,
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)              PAST ONE YEAR           1999*
     ------------------------------------------             -------------     ----------------
The Gabelli Blue Chip Value Fund Class AAA Shares:
    Return Before Taxes ...................................   (31.65)%            (6.82)%
    Return After Taxes on Distributions ...................   (31.65)%            (7.64)%
    Return After Taxes on Distributions
        and Sale of Fund Shares ...........................   (25.32)%            (5.61)%
S&P(R)500 Composite Stock Price Index** ...................   (22.09)%           (10.25)%
The Lipper Large Cap Value Fund Average *** ...............   (19.95)%            (6.79)%

------------------------
* From August 26, 1999, the date that the Fund's Class AAAShares commenced investment operations.
** The S&P(R) 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.
*** The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. The figures do not reflect any deduction for fees, expenses or taxes.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class AAA Shares and after-tax returns for Class A, Class B and Class C Shares will vary due to the difference in expenses.


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                    CLASS A           CLASS B           CLASS C
                                                                     SHARES            SHARES           SHARES
                                                                    ---------         ---------        ---------
SHAREHOLDER FEES (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ...........................     5.75%(1)          None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price(4)) ......................     None(2)           5.00%(3)          1.00%(3)

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees .................................................     1.00%             1.00%             1.00%
Distribution and Service (Rule 12b-1) Fees(5) ...................     0.25%             1.00%             1.00%
Other Expenses(6) ...............................................     0.69%             0.69%             0.69%
                                                                      ----              ----              ----
Total Annual Fund Operating Expenses(7) .........................     1.94%             2.69%             2.69%
                                                                      ====              ====              ====

------------------------
(1) The sales charge declines as the amount invested increases.
(2) If no sales  charge was paid at the time of  purchase as part of an  investment  that is greater than $2,000,000,  shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two  months after purchase.  The sales charge declines the longer the investment remains in the Fund. A maximum  sales charge of 1.00%  applies to  redemptions  of Class C Shares within twenty-four months after purchase.
(4) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower.
(5) Due to the payment of Rule 12b-1 fees,  long-term  shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(6) Other expenses are based on estimated amounts for the current fiscal year.
(7) The Adviser  contractually  has agreed to waive its investment  advisory fee and/or to reimburse expenses  of the Fund to the extent  necessary  to  maintain  the Total  Annual  Fund  Operating
    Expenses  (excluding  brokerage,  interest,  taxes and  extraordinary  expenses) at no more than
    2.00%,  2.75%  and  2.75% for  Class A, B and C  Shares,  respectively.  The fee  waiver/expense reimbursement  arrangement  will continue until at least through December 31, 2003. In addition, the Fund has agreed,  during the two-year period  following any waiver or  reimbursement  by the
    Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted
    Total Annual Fund Operating  Expenses  would not exceed 2.00%,  2.75% and 2.75% on an annualized basis for Class A, B and C Shares, respectively.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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4

--------------------------------------------------------------------------------


                                  1 YEAR     3 YEARS   5 YEARS    10 YEARS
                                 ---------  --------- ---------  ----------
Class A Shares
 - assuming redemption ........     $761     $1,149     $1,562      $2,709
 - assuming no redemption .....     $761     $1,149     $1,562      $2,709

Class B Shares
 - assuming redemption ........     $772     $1,135     $1,625      $2,841
 - assuming no redemption .....     $272     $  835     $1,425      $2,841

Class C Shares
 - assuming redemption ........     $372     $  835     $1,425      $3,022
 - assuming no redemption .....     $272     $  835     $1,425      $3,022


                         INVESTMENT AND RISK INFORMATION


The Fund's primary investment objective is to seek long-term growth of capital, and investments will be made based on the portfolio manager's perception of their potential for capital appreciation. Current income is a secondary objective of the Fund. The investment objective of the Fund may not be changed without shareholder approval.

Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of Blue Chip companies which the portfolio manager believes are undervalued and have the potential to achieve significant capital appreciation.


Undervaluation of the stock of an established company with good intermediate and longer-term fundamentals can result from a variety of factors, such as a lack of investor recognition of:

     o the underlying value of a company's fixed assets,
     o the value of a consumer or commercial franchise,
     o changes in the economic or financial environment affecting the company,
     o new, improved or unique products or services,
     o new or rapidly expanding markets,
     o technological developments or advancements affecting the company or its products, or
     o changes in governmental regulations, political climate or competitive conditions.
Additionally, undervaluation may result from:
     o poor management decisions which result in a low return on the company's assets,
     o short-term earnings problems, or
     o a difficult near-term operating or economic environment affecting the company's business.
The actual events that may lead to a significant increase in the value of a company's securities include:
     o The company's return to or improvement in profitability or positive cash flow,
     o  The company's improvinng the management of its brands or products,
     o  a change in the company's management or management policies,
     o  re-establishment of the credibility and reputation of the company,
     o  a merger or reorganization or recapitalization of the company,
     o  a sale of a division of the company,
     o  a tender offer (an offer to purchase investors' shares), or
     o the spin-off to shareholders of a subsidiary, division or other substantial assets.


In general, the portfolio manager seeks to take advantage of investors' tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. In selecting investments, the Adviser will consider factors such as the market price of the issuer's securities, earnings expectations, earnings and price histories, balance sheet char-


--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------


acteristics and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments which lose their perceived value relative to other investments in the judgement of the portfolio manager.


The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund's secondary objective is to achieve current income by investing in dividend-paying common stocks. The value of common stocks will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

The Fund may also use the following investment technique:

     o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. Government and its agencies or instrumentalities or high quality short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.


The Fund may also engage in other investment practices in order to achieve its investment objective. These are briefly discussed in the Statement of Additional Information which may be obtained by calling 800-GABELLI (800-422-3554) or your broker.


Investing in the Fund involves the following risks:

     o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer companies particular circumstances. Rapid turnover of investment could result in higher transaction expenses and lower after-tax return.


     o FUND AND MANAGEMENT RISK. The Fund invests in stocks issued by companies that have a market capitalization of greater than $5 billion and which are believed by the portfolio manager to be undervalued and have the potential to achieve significant capital appreciation. The Fund's performance may be poorer than that of funds that invest in other types of securities. If the portfolio manager is incorrect in her assessment of the values of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.


                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program and manages the Fund's operations under the general supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc., a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2002, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets.


--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------


The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%, 2.75% and 2.75% for the Fund's Class A, B, and C Shares, respectively. The fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2003.


In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.00%, 2.75% and 2.75% on an annualized basis for Class A, B and C Shares, respectively.


THE PORTFOLIO MANAGER. Ms. Barbara G. Marcin is primarily responsible for the day-to-day investment management of the Fund's investments. Ms. Marcin has been a Vice President with the Adviser since June 1999. Ms. Marcin served as the head of value investments at Citibank Global Asset Management, managing mid- and large-cap equity securities in value-style mutual funds and in separate accounts from 1993 until June 1999.


                                CLASSES OF SHARES

Three classes of the Fund's shares are offered in this prospectus - Class A Shares, Class B Shares and Class C Shares. Class AAAShares of the Fund are described in a separate prospectus. The table below summarizes the differences among the classes of shares.


      o A "front-end sales load", or sales charge, is a one-time fee charged at the time of purchase of shares.


      o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

      o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.


--------------------------------------------------------------------------------------------------------------
                                   CLASS A SHARES               CLASS B SHARES             CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
 Front-End Sales Load?           Yes. The percentage       No.                          No.
                                 declines as the amount
                                 invested increases.
--------------------------------------------------------------------------------------------------------------
 Contingent Deferred Sales       Yes, for shares           Yes, for shares redeemed     Yes, for shares
 Charge?                         redeemed within           within seventy-two months    redeemed within
                                 twenty-four months        after purchase. Declines     twenty-four months
                                 after purchase as part    over time.                   after purchase.
                                 of an investment
                                 greater than $2
                                 million if no
                                 front-end sales charge
                                 was paid at the time
                                 of purchase.
--------------------------------------------------------------------------------------------------------------
 Rule 12b-1 Fee                  0.25%                     1.00%                        1.00%
--------------------------------------------------------------------------------------------------------------
 Convertible to Another Class?   No.                       Yes. Automatically           No.
                                                           converts to Class A Shares
                                                           approximately ninety-six
                                                           months after purchase.
--------------------------------------------------------------------------------------------------------------
 Fund Expense Levels             Lower annual expenses     Higher annual expenses       Higher annual expenses
                                 than Class B or Class     than Class A Shares.         than Class A Shares.
                                 C Shares.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

In  selecting  a class of shares in which to invest,  you should  consider

     o the length of time you plan to hold the shares
     o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value
     o whether you qualify for a reduction or waiver of the Class A sales charge
     o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase


--------------------------------------------------------------------------------
               IF YOU...                     THEN YOU SHOULD CONSIDER...
--------------------------------------------------------------------------------
o do not qualify for a reduced or        purchasing Class C Shares instead of
waived front-end sales load and intend either Class A Shares or Class B Shares to hold your shares for only a few years
--------------------------------------------------------------------------------
o do not qualify for a reduced or        purchasing Class B Shares instead of
waived front-end sales load and intend either Class A Shares or Class C Shares to hold your shares for several years
--------------------------------------------------------------------------------
o do not qualify for a reduced or        purchasing Class A Shares
waived front-end sales load and intend
to hold your shares indefinitely.
--------------------------------------------------------------------------------


SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                                    SALES CHARGE            SALES CHARGE          REALLOWANCE
                                                     AS % OF THE               AS % OF                TO
AMOUNT OF INVESTMENT                               OFFERING PRICE*         AMOUNT INVESTED       BROKER-DEALERS
--------------------                              ----------------        -----------------     ---------------
Under $50,000 .................................           5.75%                 6.10%                 5.00%
$50,000 but under $100,000 ....................           4.50%                 4.71%                 3.75%
$100,000 but under $250,000 ...................           3.50%                 3.62%                 2.75%
$250,000 but under $500,000 ...................           2.50%                 2.56%                 2.00%
$500,000 but under $1 million .................           2.00%                 2.04%                 1.75%
$1 million but under $2 million ...............           1.00%                 1.01%                 1.00%
$2 million but under $3 million ...............           0.00%**               0.00%                 1.00%
$3 million or more ............................           0.00%**               0.00%                 0.50%

------------------
*  Includes front-end sales load.
** Subject to a 1.00% CDSC for two years after purchase.

SALES CHARGE REDUCTIONS AND WAIVERS -- CLASS A SHARES:

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive volume discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

1. VOLUME DISCOUNTS. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A Shares you already hold in the Fund and Class AShares of other funds advised by the Adviser or its affiliates along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

charge applicable to the additional investment would be 3.50%, rather than the 5.75% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.


2.LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of the Fund and submit a Letter of Intent (the "Letter") to Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), you may make purchases of Class A Shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter. For more information on the Letter, call your broker.

3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of the Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in
Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to
Section 457 of the Code that have  established  omnibus  accounts with the Fund;
(5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940, as amended which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Fund's Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.


Investors who qualify under any of the categories described above should contact their brokerage firm.


CONTINGENT DEFERRED SALES CHARGES.
You will pay a CDSC when you redeem:


     o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase

     o Class B Shares within approximately seventy-two months of buying them

     o Class C Shares within approximately twenty-four months of buying them

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          CLASS B SHARES
                  YEARS SINCE PURCHASE                         CDSC
                  --------------------                   ----------------
                  First .................................      5.00%
                  Second ................................      4.00%
                  Third .................................      3.00%
                  Fourth ................................      3.00%
                  Fifth .................................      2.00%
                  Sixth .................................      1.00%
                  Seventh and thereafter ................      0.00%


The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Fund at the time of sale to brokers that initiate and are responsible for purchases of such Class B Shares of the Fund.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Fund at the time of sale to brokers that initiate and are responsible for purchases of such Class C Shares of the Fund.


You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gain distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gain distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

     o redemptions and distributions from retirement plans made after the death or disability of a shareholder

     o minimum required distributions made from an IRA or other retirement plan account after you reach age 591/2

     o involuntary redemptions made by the Fund

     o a distribution from a tax-deferred retirement plan after your retirement

     o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE -- CLASS B SHARES:

     o Class B Shares automatically convert to Class A Shares of the Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

     o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

The Board of Trustees may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 for each of its classes of shares (each a "Plan"). Under each Plan, the Fund may use its assets to finance activities relating to the sale of its shares and the provision of certain shareholder services.

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                         CLASS A         CLASS B       CLASS C
                                         --------       ---------     ---------
Service Fees ........................      0.25%          0.25%         0.25%
Distribution Fees ...................      None           0.75%         0.75%

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into selling agreements with the Fund's Distributor.

The broker-dealer, bank or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers, banks or other financial intermediaries may send confirmations of your transactions and periodic account statements showing your investments in the Fund.


      o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.


        BY MAIL                                  BY PERSONAL DELIVERY
        -------                                  --------------------
        THE GABELLI FUNDS                        THE GABELLI FUNDS
        P.O. BOX 8308                            C/O BFDS
        BOSTON, MA 02266-8308                    66 BROOKS DRIVE
                                                 BRAINTREE, MA 02184


      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                      RE: THE GABELLI BLUE CHIP VALUE FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

        If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.


SHARE PRICE. The Fund sells its shares at the net asset value next determined after the Fund receives your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares as described under "Classes of Shares -- Sales Charge -- Class A Shares." See "Pricing of Fund Shares" for a description of the calculation of the net asset value.



--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponser to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.


                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges." See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.


In the event that you wish to redeem shares in a registered account established by a broker-dealer or other financial intermediary, and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemp-


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12

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tion letter.  You can obtain a signature  guarantee from financial  institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

The Fund may pay your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES


You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange, call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund.


In effecting an exchange:

          o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

          o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.

          o  you may realize a taxable gain or loss.


          o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus.


          o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.


     o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.


     o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.

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                                                                              13

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     o EXCHANGE  THROUGH THE INTERNET.  You may also give exchange  instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.


The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated separately for each class of shares on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The Fund uses market quotations in valuing its portfolio securities. Investments that mature in 60 days or less are valued at amortized cost, which the Trustees believe represents fair value. The price of Fund shares for the purposes of purchase and redemption orders will be based upon the next calculation of net asset value after the purchase or redemption order is received in proper form.


                           DIVIDENDS AND DISTRIBUTIONS


Dividends and distributions may differ for different classes of shares. The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price without sales charge based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income.

                                 TAX INFORMATION

The Fund expects that distributions will consist primarily of net investment income and net capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


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14

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This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.


                            MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


                              FINANCIAL HIGHLIGHTS

The Class A, Class B and Class C Shares of the Fund have not previously been offered and therefore do not have a previous financial history.

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?


The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.


WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

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                                                                              15

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                        THE GABELLI BLUE CHIP VALUE FUND
                              CLASS A, B, C SHARES

================================================================================
FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
  You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:


                        The Gabelli Blue Chip Value Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectuses, reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


     o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.

     o Free from the EDGAR Database on the Commission's website at www.sec.gov.


Investment Company Act File No. 811-09377